UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (153,976,295)	$ (9,959,944)	$ (18,255,869)	$ (9,625,942)	$ (7,685,519)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of capitalized software	0	65,835	107,931	9,056	10,694
Long-term incentive plan expense	(190,518)	111,731	150,099	(736)	31,206
Stock based compensation	2,589,688	0
Warrants expenses	100,368,821	0
Interest on financial investments	(1,992,194)	0
Changes in operating assets and liabilities:
Other assets	3,291,352	(2,983,021)	(6,270,287)	(1,379)	14,795
Related party receivables	205,159	0	(220,000)	0	0
Accounts payable	2,803,599	(586,231)	30,653	527,376	99,845
Related party payables	4,641,968	4,971,910	8,642,340	0	0
Other payables	3,538,438	921,084	929,123	62,836	27,583
Net cash used in operating activities	(38,719,982)	(7,458,636)	(14,886,010)	(9,028,789)	(7,501,396)
Cash flows from investing activities:
Purchases of investment securities	(169,000,000)	0
Related party loan	(81,000,000)	0
Property, plant & equipment	(418,721)	0
Net cash provided by investing activities	(250,418,721)	0
Cash flows from financing activities:
Transfer from Parent	0	7,104,583	14,262,533	9,028,789	7,501,396
Gross capital contribution	369,830,250	15,000,000	15,000,000	0	0
Transaction Costs reimbursed to Parent	(15,754,066)	0
Deemed distribution	(1,372,633)	0
Net cash provided by financing activities	352,703,551	22,104,583	29,262,533	9,028,789	7,501,396
Increase (decrease) in cash and cash equivalents	63,564,848	14,645,947	14,376,523	9,028,789	7,501,396
Cash and cash equivalents at the beginning of the period	14,376,523	0	0	0	0
Cash and cash equivalents at the end of the period	77,941,371	14,645,947	14,376,523	0	0
Supplemental disclosure of other noncash investing and income taxes paid
Additions to capitalized software transferred by Parent	0	2,790,336	$ 784,241	$ 16,494	$ 26,699
Income tax paid	$ (489,590)	$ 0